Victory Portfolios III

Victory Money Market Fund

Supplement dated April 12, 2024

to the Prospectus and Statement of Additional Information ("SAI")

each dated September 1, 2023, as supplemented

1.Effective immediately, checkwriting privileges generally will no longer be available to shareholders who have not previously used this privilege. The following replaces the Checkwriting disclosure under the "Investing with the Victory Funds" section found on page 16 of the Prospectus.

⬛Checkwriting

Shareholders who currently use checkwriting privileges and are invested in the Fund through an account with the Transfer Agent may continue to request that checks be issued for their accounts. New shareholders will be approved on an exception basis. You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

2.Effective immediately, checkwriting privileges generally will no longer be available to shareholders who have not previously used this privilege. The following replaces the first and second paragraphs under the subheading "Redemption by Check" found on page 6 of the SAI under the section titled "Additional Information Regarding Redemption of Shares."

The checkwriting privilege for the Victory Money Market Fund generally is available only to existing shareholders who have previously utilized this service or to new shareholders on an exception basis. Checks must be written in amounts of at least $250.

Check reorders will be sent only to the person(s) in whose name the account is registered. The checks must be signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Tax Exempt Money Market Fund

Supplement dated April 12, 2024

to the Prospectus and Statement of Additional Information ("SAI")

each dated July 1, 2023, as supplemented

1.Effective immediately, checkwriting privileges generally will no longer be available to shareholders who have not previously used this privilege. The following replaces the Checkwriting disclosure under the "How to Buy Shares" section found on page 48 of the Prospectus.

⬛Checkwriting

Shareholders who currently use checkwriting privileges and are invested in the Victory Tax Exempt Money Market Fund through an account with the Transfer Agent may continue to request that checks be issued for their accounts. New shareholders will be approved on an exception basis. You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

2.Effective immediately, checkwriting privileges generally will no longer be available to shareholders who have not previously used this privilege. The following replaces the first and second paragraphs under the subheading "Redemption by Check" found on page 5 of the SAI under the section titled "Additional Information Regarding Redemption of Shares."

The checkwriting privilege for the Victory Tax Exempt Money Market Fund generally is available only to existing shareholders who have previously utilized this service or to new shareholders on an exception basis. Checks must be written in amounts of at least $250.

Check reorders will be sent only to the person(s) in whose name the account is registered. The checks must be signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Treasury Money Market Trust

Supplement dated April 12, 2024

to the Prospectus and Statement of Additional Information ("SAI")

each dated July 1, 2023, as supplemented

1.Effective immediately, checkwriting privileges generally will no longer be available to shareholders who have not previously used this privilege. The following replaces the Checkwriting disclosure under the "Investing with the Victory Funds" section found on page 15 of the Prospectus.

⬛Checkwriting

Shareholders who currently use checkwriting privileges and are invested in the Fund through an account with the Transfer Agent may continue to request that checks be issued for their accounts. New shareholders will be approved on an exception basis. You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

2.Effective immediately, checkwriting privileges generally will no longer be available to shareholders who have not previously used this privilege. The following replaces the first and second paragraphs under the subheading "Redemption by Check" found on page 6 of the SAI under the section titled "Additional Information Regarding Redemption of Shares."

The checkwriting privilege for the Victory Treasury Money Market Trust generally is available only to existing shareholders who have previously utilized this service or to new shareholders on an exception basis. Checks must be written in amounts of at least $250.

Check reorders will be sent only to the person(s) in whose name the account is registered. The checks must be signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.